Operating Lease Agreements (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
2014	$ 156,577
2015	144,523
2016	131,147
2017	119,538
2018	103,205
Thereafter	502,194
Total minimum payments	1,157,184
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2014	148,558
2015	137,536
2016	125,352
2017	114,213
2018	100,593
Thereafter	497,740
Total minimum payments	1,123,992
Others [Member]
Property, Plant and Equipment [Line Items]
2014	8,019
2015	6,987
2016	5,795
2017	5,325
2018	2,612
Thereafter	4,454
Total minimum payments	$ 33,192